Consolidated statements of changes in stockholders' equity and redeemable noncontrolling interest [Parenthetical] (USD $)	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012
Dividends Payable, Amount Per Share	$ 0.39	$ 0.35	$ 0.35	$ 0.35	$ 0.35	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.30	$ 0.25	$ 0.25